Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 730,734	¥ 659,918	¥ 719,810
Amount capitalized	(132,800)	(121,037)	(190,992)
Amortization of capitalized development costs	153,922	152,548	127,684
Total	¥ 751,856	¥ 691,429	¥ 656,502